BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Energy & Resources Portfolio

(each a “Fund” and collectively the “Funds”)

SUPPLEMENT DATED JULY 6, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2012

Effective immediately, the section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” in the Funds’ Statement of Additional Information is hereby amended as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Denis Walsh, CFA, and Daniel Neumann, CFA, are the portfolio managers, and are jointly and primarily responsible for the day-to-day management of All-Cap Energy & Resources and Energy & Resources.

The subsection entitled “Other Funds and Accounts Managed” is deleted in its entirety as it relates to the Funds and replaced with the following:

All-Cap Energy & Resources

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Management Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Denis Walsh, CFA	3	9	14	0	6	4
	$2.67 Billion	$649.9 Million	$392.5 Million	$0	$345.8 Million	$119.2 Million
Daniel Neumann, CFA[1]	6	9	14	0	6	4
	$2.64 Billion	$544.5 Million	$276.5 Million	$0	$259.6 Million	$17.4 Million

1 Information for Mr. Neumann is provided as of June 25, 2012.

Energy & Resources

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Management Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Denis Walsh, CFA	4	9	14	0	6	4
	$2.28 Billion	$649.9 Million	$392.5 Million	$0	$345.8 Million	$119.2 Million
Daniel Neumann, CFA[1]	6	9	14	0	6	4
	$2.32 Billion	$544.5 Million	$276.5 Million	$0	$259.6 Million	$17.4 Million

1 Information for Mr. Neumann is provided as of June 25, 2012.

The table under the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety as it relates to the portfolio managers of the Funds and replaced with the following:

Portfolio Manager	Applicable Benchmark
Denis Walsh, CFA	Lipper Natural Resources Funds Classification
Daniel Neumann, CFA

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety.

The last sentence of the second paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Messrs. Hambro, Walsh, Neumann and Ms. Raw have each received long-term incentive awards.

The last sentence of the third paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

All of the eligible portfolio managers have participated in the deferred compensation program.

The subsection entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety as it relates to the portfolio managers of the Funds and replaced with the following:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities Beneficially Owned
Denis Walsh, CFA	All-Cap Energy & Resources	$100,001-$500,000
	Energy & Resources	$1-$10,000

Daniel Neumann, CFA[1]	All-Cap Energy & Resources	None
	Energy & Resources	None

__________________

1 Information for Mr. Neumann is provided as of June 25, 2012.

The last two sentences of the first paragraph under the subsection entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Hambro, Walsh, Neumann and Ms. Raw may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Hambro, Walsh, Neumann and Ms. Raw may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-19065-0712SUP